Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	489,909
Options exercised	(54,362)	(7,892)	(298,146)
Options forfeited	(5,300)
Options Expired	1,347
Options outstanding at end of year	428,900	489,909
Options exercisable at end of year	351,103
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 11.08
Options exercised, Weighted Average Exercise Price	12.23
Options forfeited, Weighted Average Exercise Price	11.06
Options expired, Weighted Average Exercise Price	13.93
Options outstanding at end of year, Weighted Average Exercise Price	10.93	$ 11.08
Options exercisable at end of year, Weighted Average Exercise Price	$ 10.63
Options outstanding at end of year, Weighted Average Remaining Contractual Term	5 years 4 months 12 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	4 years 10 months 1 day
Options outstanding, Intrinsic Value	$ 1,600,000
Options Exercisable, Intrinsic Value	1,430,000
Options, Exercised in Period, Intrinsic Value	$ 152,844	$ 44,000	$ 326,000